Financial Revenue and Expenses	12 Months Ended
Dec. 31, 2019
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Financial Revenue and Expenses
Note 19: Financial Revenue and Expenses
The financial income and expenses are broken down as follows:

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Financial revenues	616	493	67
Financial expenses	(3,325)	(351)	(1,409)

Total	(2,709)	141	(1,341)

The financial income was primarily composed of unrealized exchange effect of U.S.-dollar-denominated intercompany advances and capital gains on the disposal of investment securities.
Financial expenses primarily included financial interest related to lease obligations recognized in the balance sheet as part of the implementation of IFRS 16, foreign exchange losses and expenses related to the accretion of repayable advances.